Parent Company Financial Statements (Tables)	12 Months Ended
Dec. 31, 2015
Parent Company Financial Statements [Abstract]
Condensed Parent Company Only Balance Sheet

Condensed Parent Company Only Balance Sheets (dollars in millions)

	December 31,	December 31,
	2015	2014
Assets:
Cash and deposits	$1,014.5	$1,432.6
Cash held at bank subsidiary	15.3	20.3
Securities purchased under agreements to resell	–	650.0
Investment securities	300.1	1,104.2
Receivables from nonbank subsidiaries	8,951.4	10,735.2
Receivables from bank subsidiaries	35.6	321.5
Investment in nonbank subsidiaries	4,998.8	6,600.1
Investment in bank subsidiaries	5,606.4	2,716.4
Goodwill	319.6	334.6
Other assets	2,158.9	1,625.2
Total Assets	$23,400.6	$25,540.1
Liabilities and Equity:
Borrowings	$10,677.7	$11,932.4
Liabilities to nonbank subsidiaries	1,049.7	3,924.1
Other liabilities	695.1	614.7
Total Liabilities	$12,422.5	$16,471.2
Total Stockholders’ Equity	10,978.1	9,068.9
Total Liabilities and Equity	$23,400.6	$25,540.1

Condensed Parent Company Only Statement Of Operations And Comprehensive Income

Condensed Parent Company Only Statements of Income and Comprehensive Income (dollars in millions)

	Years Ended December 31,
	2015	2014	2013
Income
Interest income from nonbank subsidiaries	$435.1	$560.3	$636.6
Interest and dividends on interest bearing deposits and investments	3.2	1.4	2.0
Dividends from nonbank subsidiaries	630.3	526.8	551.1
Dividends from bank subsidiaries	459.2	39.4	15.5
Other income from subsidiaries	(138.8)	(62.4)	35.3
Other income	128.8	103.8	(4.6)
Total income	1,517.8	1,169.3	1,235.9
Expenses
Interest expense	(570.7)	(649.6)	(686.9)
Interest expense on liabilities to subsidiaries	(43.9)	(166.4)	(199.6)
Other expenses	(267.2)	(199.4)	(220.4)
Total expenses	(881.8)	(1,015.4)	(1,106.9)
Income (loss) before income taxes and equity in undistributed net income of subsidiaries	636.0	153.9	129.0
Benefit for income taxes	827.2	769.6	367.9
Income before equity in undistributed net income of subsidiaries	1,463.2	923.5	496.9
Equity in undistributed net income of bank subsidiaries	(248.1)	83.8	95.9
Equity in undistributed net income of nonbank subsidiaries	(158.5)	122.7	82.9
Net income	1,056.6	1,130.0	675.7
Other Comprehensive income (loss) income, net of tax	(8.2)	(60.3)	4.1
Comprehensive income	$1,048.4	$1,069.7	$679.8

Condensed Parent Company Only Statements Of Cash Flows

Condensed Parent Company Only Statements of Cash Flows (dollars in millions

	Years Ended December 31,
	2015	2014	2013
Cash Flows From Operating Activities:
Net income	$1,056.6	$1,130.0	$675.7
Equity in undistributed earnings of subsidiaries	406.6	(206.5)	(178.8)
Other operating activities, net	(588.6)	(735.4)	(88.2)
Net cash flows (used in) provided by operations	874.6	188.1	408.7
Cash Flows From Investing Activities:
Decrease (increase) in investments and advances to subsidiaries	620.1	(92.6)	21.0
Acquisitions	(1,559.5)	–	–
Decrease (increase) in Investment securities and securities purchased under agreements to resell	1,454.1	342.3	(1,346.2)
Net cash flows provided by (used in) investing activities	514.7	249.7	(1,325.2)
Cash Flows From Financing Activities:
Proceeds from the issuance of term debt	–	991.3	735.2
Repayments of term debt	(1,256.7)	(1,603.0)	(60.5)
Repurchase of common stock	(531.8)	(775.5)	(193.4)
Dividends paid	(114.9)	(95.3)	(20.1)
Net change in advances from to subsidiaries	91.0	902.1	728.2
Net cash flows (used in) provided by financing activities	(1,812.4)	(580.4)	1,189.4
Net (decrease) increase in unrestricted cash and cash equivalents	(423.1)	(142.6)	272.9
Unrestricted cash and cash equivalents, beginning of period	1,452.9	1,595.5	1,322.6
Unrestricted cash and cash equivalents, end of period	$1,029.8	$1,452.9	$1,595.5